Fees and Commissions	12 Months Ended
Dec. 31, 2022
Fees and Commissions [Abstract]
FEES AND COMMISSIONS

NOTE 26 - FEES AND COMMISSIONS

This item includes the amount of fees earned and paid during the year, except for those which are an integral part of the financial instrument’s effective interest rate:

	For the years ended December 31,
	2022	2021	2020
	MCh$	MCh$	MCh$

Fee and commission income
Fees and commissions for prepayments	11,348	16,266	15,943
Fees and commissions of loans with credit lines	233	311	404
Fees and commissions for lines of credits and overdrafts	8,766	7,602	7,428
Fees and commissions for guarantees and letters of credit	35,935	39,010	36,277
Fees and commissions for card services	352,448	273,641	196,308
Fees and commissions for management of accounts	52,226	39,581	34,825
Fees and commissions for collections and payments	54,060	26,871	23,242
Fees and commissions for intermediation and management of securities	10,019	10,750	11,272
Insurance brokerage fees	52,568	43,898	39,764
Fees and commissions for factoring operations services	1,829	1,223	1,432
Fees and commissions for securitizations	45	29	57
Fees and commissions for financial advice	9,362	14,332	7,574
Office banking	21,771	17,823	15,119
Fees for other services rendered	56,543	49,178	44,072
Other fees earned	61,910	54,666	33,792
Total	729,063	595,181	467,509

	For the years ended December 31,
	2022	2021	2020
	MCh$	MCh$	MCh$

Fee and commission expense
Compensation for card operation	105,695	76,418	48,814
Commissions for licence for use brands	7,360	5,570	5,241
Commissions for services linked to the credit card and prepaid cards	11,458	10,083	9,102
Commissions for obligations of loyalty programmes and merits for card customers	95,946	81,734	64,795
Fees and commissions for securities transactions	8,551	8,001	5,955
Office banking	2,382	2,115	2,078
Interbank services	47,428	34,143	24,957
Other fees	42,974	27,789	22,942
Total	321,794	245,853	183,884

Net fees and commissions income	407,269	349,328	283,625

The income and expenses for the commissions of the business segments and the calendar for the recognition of income from ordinary activities as of December 31, 2022 are presented below:

	Segments					Revenue recognition calendar for ordinary activities
As of December 31, 2022	Individuals and PYMEs	Companies and Institutions	Global Investment Banking	Others	Total	Transferred over time	Transferred at a point in time	Accrual model
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Commission income
Commissions for prepayments	7,072	3,229	11	1,036	11,348	-	11,348	-
Commissions of loans with credit lines	170	-	-	63	233	-	233	-
Commissions for lines of credits and overdrafts	7,039	(836)	2,556	7	8,766	8,766	-	-
Commissions for guarantees and letters of credit	5,028	20,295	10,036	576	35,935	35,935	-	-
Commissions for card services	301,123	24,915	9,417	16,993	352,448	71,904	280,544	-
Commissions for management of accounts	48,336	3,011	845	34	52,226	46,054	6,172	-
Commissions for collections and payments	65,897	9,318	8,052	(29,207)	54,060		38,065	15,995
Commissions for intermediation and management of securities	2,249	276	6,874	620	10,019	-	10,019	-
Commissions for factoring operations services	52,757	12	1	(202)	52,568	-	-	52,568
Commissions for securitizations	313	657	761	98	1,829	-	1,829	-
Commissions for financial advice	-	-	45	-	45	-	45	-
Remuneration for insurance commercialization	(1,362)	2,894	3,916	3,914	9,362	-	9,362	-
Office banking	15,260	5,489	1,022	0	21,771	21,771	-	-
Fees for other services rendered	52,059	3,801	668	15	56,543	-	56,543	-
Other fees earned	47,603	9,790	6,905	(2,388)	61,910	-	61,910	-
Total	603,544	82,851	51,109	(8,441)	729,063	184,430	476,070	68,563

Commission expenses
Compensation for card operation	94,473	9,619	1,418	185	105,695	12,505	93,190	-
Commissions for licence for use brands	6,679	620	51	10	7,360	5,500	1,860	-
Commissions for services linked to the credit card and prepaid cards	11,029	391	38	0	11,458	11,458	-	-
Commissions for obligations of loyalty programmes and merits for card customers	94,958	987	1	0	95,946	85,412	10,534
Fees and commissions for securities transactions	0	0	6,186	2,365	8,551		8,551	-
Office banking	4,772	(82)	(2,308)	0	2,382	2,382	-	-
Interbank services	33,658	6,026	7,804	(60)	47,428	-	47,428	-
Other fees	45,269	2,646	619	(5,560)	42,974	-	42,974	-
Total	290,838	20,207	13,809	(3,060)	321,794	117,257	204,537	0
Total Net commission income and expenses	312,706	62,644	37,300	(5,381)	407,269	67,173	271,533	68,563

The income and expenses for the commissions of the business segments and the calendar for the recognition of income from ordinary activities as of December 31, 2021 are presented below:

	Segments					Revenue recognition calendar for ordinary activities
As of December 31, 2021	Individuals and PYMEs	Companies and Institutions	Global Investment Banking	Others	Total	Transferred over time	Transferred at a point in time	Accrual model
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Commission income
Commissions for prepayments	8,360	7,572	1,525	(1,191)	16,266	-	16,266	-
Commissions of loans with credit lines	323	1	-	(13)	311	-	311	-
Commissions for lines of credits and overdrafts	6,284	835	430	53	7,602	7,602	-	-
Commissions for guarantees and letters of credit	11,620	19,281	7,983	126	39,010	39,010	-	-
Commissions for card services	258,971	11,223	3,401	46	273,641	58,186	215,455	-
Commissions for management of accounts	35,933	2,496	1,149	3	39,581	39,581	-	-
Commissions for collections and payments	24,615	1,561	653	42	26,871	-	12,498	14,373
Commissions for intermediation and management of securities	3,687	355	5,790	918	10,750	-	10,750	-
Commissions for factoring operations services	43,995	-	3	(100)	43,898	-	-	43,898
Commissions for securitizations	359	418	444	2	1,223	-	1,223	-
Commissions for financial advice	-	-	29	-	29	-	29	-
Remuneration for insurance commercialization	1	2,297	12,097	(63)	14,332	-	14,332	-
Office banking	12,493	4,494	836		17,823	17,823	-	-
Fees for other services rendered	45,278	3,306	581	13	49,178	-	49,178	-
Other fees earned	38,017	6,788	2,311	7,550	54,666	-	54,666	-
Total	489,936	60,627	37,232	7,386	595,181	162,202	374,708	58,271

Commission expenses
Compensation for card operation	69,756	5,119	1,034	509	76,418	9,041	67,377	-
Commissions for licence for use brands	5,370	215	(15)	-	5,570	4,162	1,408	-
Commissions for services linked to the credit card and prepaid cards	9,987	80	16	-	10,083	10,083	-	-
Commissions for obligations of loyalty programmes and merits for card customers	81,610	621	3	(500)	81,734	72,760	8,974	-
Fees and commissions for securities transactions	-	-	4,688	3,313	8,001	-	8,001	-
Office banking	4,237	(73)	(2,049)		2,115	2,115		-
Interbank services	24,230	4,338	5,618	(43)	34,143	-	34,143	-
Other fees	41,588	2,568	4,472	(20,839)	27,789	-	27,789	-
Total	236,778	12,868	13,767	(17,560)	245,853	98,161	147,692	-
Total Net commission income and expenses	253,158	47,759	23,465	24,946	349,328	64,041	227,016	58,271

The income and expenses for the commissions of the business segments and the calendar for the recognition of income from ordinary activities as of December 31, 2020 are presented below:

	Segments					Revenue recognition calendar for ordinary activities
As of December 31, 2020	Individuals and PYMEs	Companies and Institutions	Global Investment Banking	Others	Total	Transferred over time	Transferred at a point in time	Accrual model
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Commission income
Commissions for prepayments	8,450	6,362	1,116	15	15,943	-	15,943	-
Commissions of loans with credit lines	299	98	7	-	404	-	404	-
Commissions for lines of credits and overdrafts	6,334	690	398	6	7,428	7,428	-	-
Commissions for guarantees and letters of credit	11,304	17,505	7,112	356	36,277	36,277	-	-
Commissions for card services	187,098	6,620	2,568	22	196,308	47,073	149,235	-
Commissions for management of accounts	31,508	2,495	819	3	34,825	34,825		-
Commissions for collections and payments	21,281	1,514	367	80	23,242	-	11,303	11,939
Commissions for intermediation and management of securities	3,353	299	8,149	(529)	11,272	-	11,272	-
Commissions for factoring operations services	39,764	-	-	-	39,764	-	-	39,764
Commissions for securitizations	398	501	530	3	1,432	-	1,432	-
Commissions for financial advice	-	-	57	-	57	-	57	-
Remuneration for insurance commercialization	-	1,893	5,681	-	7,574	-	7,574	-
Office banking	10,393	4,077	649	-	15,119	15,119	-	-
Fees for other services rendered	39,318	3,606	1,028	120	44,072	-	44,072	-
Other fees earned	18,550	9,322	6,582	(662)	33,792	-	33,792	-
Total	378,050	54,982	35,063	(586)	467,509	140,722	275,084	51,703

Commission expenses
Compensation for card operation	43,933	3,905	732	488	49,058	5,804	43,254	-
Commissions for licence for use brands	4,927	262	52	0	5,241	3,917	1,324	-
Commissions for services linked to the credit card and prepaid cards	8,829	182	79	12	9,102	9,102	-	-
Commissions for obligations of loyalty programmes and merits for card customers	64,795				64,795	57,681	7,114	-
Fees and commissions for securities transactions			3,871	2,084	5,955		5,955	-
Office banking	1,326	434	314	4	2,078	2,078		-
Interbank services	16,073	5,183	3,663	38	24,957	-	24,957	-
Other fees	15,987	221	2,049	4,441	22,698	-	22,698	-
Total	155,870	10,187	10,760	7,067	183,884	78,582	105,302	-
Total Net commission income and expenses	222,180	44,795	24,303	(7,653)	283,625	62,140	169,782	51,703